Master Netting And Similar Agreements (Tables)	12 Months Ended
Dec. 31, 2016
Master Netting And Similar Agreements [Abstract]
Securities Purchased Under Agreements To Resell And Collateral Pledged By Counterparties [Table Text Block]

The following table provides details of Securities purchased under agreements to resell as presented on the Consolidated Statements of Condition and collateral pledged by counterparties as of December 31:

				Gross amounts not offset in the
				Statements of Condition
		Gross amounts	Net amounts of	Offsetting	Securities collateral
	Gross amounts	offset in the	assets presented	securities sold	(not recognized on
	of recognized	Statements of	in the Statements	under agreements	FHN's Statements
(Dollars in thousands)	assets	Condition	of Condition	to repurchase	of Condition)	Net amount
Securities purchased under agreements to resell:
2016	$613,682	$-	$613,682	$(1,628)	$(603,813)	$8,241
2015	615,773	-	615,773	(537)	(607,642)	7,594

Securities Sold Under Agreements To Repurchase And Collateral Pledged By Company [Table Text Block]

The following table provides details of Securities sold under agreements to repurchase as presented on the Consolidated Statements of Condition and collateral pledged by FHN as of December 31:

				Gross amounts not offset in the
				Statements of Condition
		Gross amounts	Net amounts of	Offsetting
	Gross amounts	offset in the	liabilities presented	securities
	of recognized	Statements of	in the Statements	purchased under	Securities
(Dollars in thousands)	liabilities	Condition	of Condition	agreements to resell	Collateral	Net amount
Securities sold under agreements to repurchase:
2016	$453,053	$-	$453,053	$(1,628)	$(451,414)	$11
2015	338,133	-	338,133	(537)	(337,523)	73

Schedule of the Remaining Contractual Maturity by Collateral Type of Securities Sold Under Agreements To Repurchase

Due to the short duration of Securities sold under agreements to repurchase and the nature of collateral involved, the risks associated with these transactions are considered minimal. The following tables provide details, by collateral type, of the remaining contractual maturity of Securities sold under agreements to repurchase as of December 31:

	December 31, 2016
	Overnight and
(Dollars in thousands)	Continuous	Up to 30 Days	Total
Securities sold under agreements to repurchase:
U.S. treasuries	$14,864	$-	$14,864
Government agency issued MBS	421,771	-	421,771
Government agency issued CMO	-	16,418	16,418
Total Securities sold under agreements to repurchase	$436,635	$16,418	$453,053

	December 31, 2015
	Overnight and
(Dollars in thousands)	Continuous	Up to 30 Days	Total
Securities sold under agreements to repurchase:
U.S. treasuries	$7,066	$-	$7,066
Government agency issued MBS	229,982	-	229,982
Government agency issued CMO	90,562	10,523	101,085
Total Securities sold under agreements to repurchase	$327,610	$10,523	$338,133